                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if amendment [x]; Amendment Number: 1
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on May 15, 2003.


Institutional Investment Manager Filing this Report:

Name:         UBS Warburg LLC
Address:      677 Washington Boulevard
              Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Jeffery H. Laska
Title:   Director
Phone:   (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
May 15, 2003, Stamford, Connecticut
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Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report


Report Summary

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $1,494,257  (thousands)

List of Other Included Managers:         NONE
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        COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6 COLUMN 7          COLUMN 8
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                                                                                         INVEST-
                                                                                           MENT                 VOTING AUTHORITY
        NAME OF                                        VALUE     SHRS OR PRN  SH/  PUT/  DISCRE-   OTHER
        ISSUER           TITLE OF CLASS       CUSIP    X$1000        AMT      PRN  CALL    TION   MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

AT & T CDA Inc           Deps Rcpt CL B   00207Q202    58,802     2,183,531   SH           SOLE             2,183,531
Compaq Computer Corp     Com              204493100    21,856     2,091,461   SH           SOLE             2,091,461
Security Cap Group Inc   CL B             81413P204    17,829      700,000    SH           SOLE              700,000
TRW Inc                  Com              872649108    33,761      655,937    SH           SOLE              655,937
Baxter Intl Inc          Com              071813109   608,935    10,230,755   SH           SOLE            10,230,755
Hewlett Packard Co       Com              428236103   226,310    12,614,808   SH           SOLE            12,614,808
Alza Corp                SDCV             02261WAB5    71,658    79,953,000   PRN          SOLE            79,953,000
                         7/2
Anadarko Pete Corp       DBCV             032511AP2    54,629    78,603,000   PRN          SOLE            78,603,000
                         3/0
Echostar Communications  Note  4.875%     278762AD1    10,176    11,275,000   PRN          SOLE            11,275,000
New                      1/0
Echostar Communications  Note  5.750%     278762AG4    30,296    32,620,000   PRN          SOLE            32,620,000
New                      5/1
ICN Pharmaceuticals Inc  Note  6.5% 7/1   448924AM2    30,064    26,903,000   PRN          SOLE            26,903,000
New
Ivax Corp                Note  4.5% 5/1   465823AG7    27,984    34,871,000   PRN          SOLE            34,871,000
Ivax Corp                Note  5.5% 5/1   465823AD4    43,248    48,322,000   PRN          SOLE            48,322,000
Merrill Lynch & Co Inc   Note             590188A65   156,587    294,061,000  PRN          SOLE            294,061,000
                         5/2
Nabors Inds Inc          DBCV             629568AF3    28,625    50,000,000   PRN          SOLE            50,000,000
                         2/0
Nabors Inds Inc          DBCV             629568AD8     310        475,000    PRN          SOLE              475,000
                         6/2
Sanmina SCI Corp         SDCV             800907AD9    17,477    48,379,000   PRN          SOLE            48,379,000
                         9/1
Weatherford Intl Inc     DBCV             947074AB6    55,710    86,877,000   PRN          SOLE            86,877,000
                         6/3
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